Acquisition (Details) (USD $) In Millions, except Share data, unless otherwise specified	10 Months Ended	12 Months Ended	0 Months Ended	2 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Nov. 01, 2014	Dec. 31, 2014	Oct. 22, 2014	Mar. 07, 2014		Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Total units exchanged		120,542,441
Assets acquired [Abstract]
Goodwill	$ 2,257.8	$ 2,257.8		$ 2,257.8				$ 401.7	$ 401.7
Liabilities assumed:
Revenue of Acquiree since Acquisition Date, Actual	2,495.8
Chevron Acquisition
Business Acquisition [Line Items]
Total purchase price			234.0
Assets acquired [Abstract]
Property, plant and equipment			242.2
Liabilities assumed:
Current liabilities			(10.7)
Total purchase price			231.5
Revenue of Acquiree since Acquisition Date, Actual				5.3
Separately Recognized Transactions, Expenses and Losses Recognized				4.9
E2 Drop Down
Business Acquisition [Line Items]
Total units exchanged					1,000,000
Total purchase price					194.0
Assets acquired [Abstract]
Current assets					25.4
Property, plant and equipment					136.7
Intangibles					41.9
Liabilities assumed:
Current liabilities					(4.4)
Liabilities held for disposition					(0.4)
Long term liabilities					(0.4)
Total purchase price					198.8
Revenue of Acquiree since Acquisition Date, Actual				2.3
Separately Recognized Transactions, Expenses and Losses Recognized				1.8
Equity Interests Issued and Issuable					31.2
EnLink Midstream Partners, LP
Business Acquisition [Line Items]
Common units held by public unitholders						75,100,000
Total units exchanged						110,600,000
Common unit price						$ 30.51	[1]
Total purchase price						3,378.3
Assets acquired [Abstract]
Current assets						435.9
Property, plant and equipment						2,341.9
Intangibles						524.9
Equity investment						221.5
Goodwill						1,856.0
Other long-term assets						1.1
Liabilities assumed:
Current liabilities						(474.0)
Liabilities held for disposition						(1,364.3)
Deferred taxes						(63.6)
Long term liabilities						(101.1)
Total purchase price						3,378.3
Separately Recognized Transactions, Expenses and Losses Recognized	2,447.4
EnLink Midstream Partners, LP | Enlink Midstream, Inc.
Business Acquisition [Line Items]
Common units held by public unitholders						18,000,000
EnLink Midstream Partners, LP | Preferred units held by third party
Business Acquisition [Line Items]
Common units held by public unitholders						17,100,000
EnLink Midstream Partners, LP | Restricted Stock Units (RSUs)
Business Acquisition [Line Items]
Common units held by public unitholders						400,000	[2]
EnLink Midstream Partners, LP | Common Unit
Business Acquisition [Line Items]
Total purchase price						3,374.4
EnLink Midstream Partners, LP | Options Held
Business Acquisition [Line Items]
Total purchase price						$ 3.9

[1]	(2)The final purchase price is based on the market value of the Partnership's common units as of the closing date, March 7, 2014.
[2]	(1)The Partnership converted the preferred units to common units in February 2014.